Equity (Details 1)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	220,767
Weighted average remaining contractual life (years)	3 years 9 months 22 days
Weighted average exercise price | $ / shares	$ 3.83
Options exercisable | shares	190,767
Weighted average exercise price of exercisable options | $ / shares	$ 4.43
0-1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	30,000
Weighted average remaining contractual life (years)	9 years 5 months 27 days
Weighted average exercise price | $ / shares
Options exercisable | shares
Weighted average exercise price of exercisable options | $ / shares
2.01-3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	66,000
Weighted average remaining contractual life (years)	1 year 3 months 4 days
Weighted average exercise price | $ / shares	$ 2.32
Options exercisable | shares	66,000
Weighted average exercise price of exercisable options | $ / shares	$ 2.32
3.01-4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	73,517
Weighted average remaining contractual life (years)	2 years 9 months 7 days
Weighted average exercise price | $ / shares	$ 4.00
Options exercisable | shares	73,517
Weighted average exercise price of exercisable options | $ / shares	$ 4.00
5.01-6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	6,250
Weighted average remaining contractual life (years)	4 years 7 months 10 days
Weighted average exercise price | $ / shares	$ 6.00
Options exercisable | shares	6,250
Weighted average exercise price of exercisable options | $ / shares	$ 6.00
8.01-9 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	45,000
Weighted average remaining contractual life (years)	5 years 4 months 6 days
Weighted average exercise price | $ / shares	$ 8.01
Options exercisable | shares	45,000
Weighted average exercise price of exercisable options | $ / shares	$ 8.01